J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated September 30, 2013

to the Prospectus dated November 1, 2012, as supplemented

The portfolio manager information for the JPMorgan U.S. Dynamic Plus Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Dennis S. Ruhl	2012	Managing Director
Shudong Huang	2013	Executive Director

In addition, the final paragraph for the JPMorgan Intrepid America Fund, the JPMorgan Intrepid Growth Fund, the JPMorgan Intrepid Value Fund and the Fund in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is applicable only for the JPMorgan Intrepid America Fund, the JPMorgan Intrepid Growth Fund and the JPMorgan Intrepid Value Fund and the following is added with respect to the Fund:

For the U.S. Dynamic Plus Fund, the portfolio managers are Dennis S. Ruhl and Shudong Huang. Mr. Ruhl, Managing Director of JPMIM and CFA charterholder, has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999. Mr. Huang, Executive Director of JPMIM and a CFA charterholder has been a portfolio manager since 2013 and has been employed by JPMIM or its affiliates or predecessor companies since 2000. He is a senior portfolio manager of the U.S. Behavioral Finance Group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USDP-PM-913

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated September 30, 2013 to the

Statement of Additional Information dated November 1, 2012, as supplemented

The information in the Statement of Additional Information under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan U.S. Dynamic Plus Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Dynamic Plus Fund
Dennis Ruhl	18	6,177,030	6	639,311	6	594,771
Shudong Huang*	1	42,332	0	0	0	0

*	As of 3/31/13

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Dynamic Plus Fund
Dennis Ruhl	0	0	0	0	0	0
Shudong Huang*	0	0	0	0	0	0

*	As of 3/31/13

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2012:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
U.S. Dynamic Plus Fund
Dennis Ruhl				X
Shudong Huang*	X

*	As of 4/29/13

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USDP-PM-913